CAPITAL STOCK (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 CAD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 CAD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Statement [Line Items]
Balance, amount	$ 38,831,361	$ 14,179,761	$ 38,831,361		$ 14,179,761		$ 7,155,665	$ 17,645,242
Share Issue Costs	$ (1,013,672)	$ 0	(1,497,981)		$ 0
Impact of rounding down after exchange for GSQ Esports amount			$ 0
Number of Proportionate Voting Shares
Statement [Line Items]
Balance, Shares | shares			3,098	3,098	0	0
Conversion from Common to Proportionate Voting amount					$ 0
Conversion from Common to Proportionate Voting Shares | shares			3,098	3,098	3,098	3,098
Balances, Shares | shares	0	3,098	0	0	3,098	3,098
Number of Common Shares
Statement [Line Items]
Balance, Shares | shares			6,042,445	6,042,445	5,047,708	5,047,708
Balance, amount							$ 43,375,158	$ 36,218,116
Private Placements, Shares | shares					413,935	413,935
Private Placements, Amount						$ 2,215,811
Contingent consideration on acquisition of Cut+Sew amount			$ 131,184
Contingent consideration on acquisition of Cut+Sew (Note 11) | shares			29,359	29,359
Share Issue Costs			$ 0			$ 38,063
Acquisition of Engine shares | shares			6,380,083	6,380,083
Acquisition of Engine amount				$ 39,684,000
Shares issued for debt amount				$ 66,154
Share Issue Costs shares | shares					0	0
Restricted share units exercised Shares | shares			125,148	125,148
Restricted share units exercised amount			$ 675,573
Shares issued for legal settlements amount				$ 183,187
Shares issued for legal settlements shares | shares			29,929	29,929
Conversion from Common to Proportionate Voting amount			$ 0		$ 0
Impact of rounding down after exchange for GSQ Esports amount			$ (70)
Conversion from Common to Proportionate Voting Shares | shares			309,825	309,825	(309,825)	(309,825)
Balances, Shares | shares	12,925,828	5,151,818	12,925,828	12,925,828	5,151,818	5,151,818
Balances, amount	$ 84,115,256	$ 38,395,864	$ 84,115,256		$ 38,395,864